Uncompleted Contracts	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Contractors [Abstract]
Uncompleted Contracts

6.	UNCOMPLETED CONTRACTS

Costs, estimated earnings and billings on uncompleted contracts are summarized as follows at March 31, 2019 and December 31, 2018:

	March 31, 2019	December 31, 2018
Costs incurred on uncompleted contracts	$931,173	$811,173
Estimated earnings	329,198	469,109
Costs and estimated earnings earned on uncompleted contracts	1,260,371	1,280,282
Billings to date	1,259,446	1,265,475
Costs and estimated earnings in excess of billings on uncompleted contracts	925	14,807
Costs and earnings in excess of billings on completed contracts	5,246	(164,660)
	$6,171	$(149,853)

Costs in excess of billings	$48,052	$45,478
Billings in excess of cost	(41,881)	(195,331)
	$6,171	$(149,853)

7.	UNCOMPLETED CONTRACTS

Costs, estimated earnings and billings on uncompleted contracts are summarized as follows at December 31, 2018 and December 31, 2017:

	December 31, 2018	December 31, 2017
Costs incurred on uncompleted contracts	$811,173	$2,485,787
Estimated earnings	469,109	779,598
Costs and estimated earnings on uncompleted contracts	1,280,282	3,265,385
Billings to date	1,265,475	3,553,817
Costs and estimated earnings in excess of billings on uncompleted contracts	14,807	(288,432)
Costs and earnings in excess of billings on completed contracts	(164,660)	(252,757)
	$(149,853)	$(35,675)

Costs in excess of billings	$45,478	$51,531
Billings in excess of cost	(195,331)	(87,206)
	$(149,853)	$(35,675)